Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2022
Short-term loans
Schedule of convertible bonds

	December 31,
	2021	2022
	US$	US$

Current
2025 Convertible Senior Notes	—	435,087
	—	435,087
Non-current
2025 Convertible Senior Notes	463,319	—
2026 Convertible Senior Notes	460,758	401,173
	924,077	401,173